Shareholder Report, Line Graph (Details) 193192_LifeX 2065 Inflation-Protected Longevity Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2025	Mar. 01, 2025	Dec. 31, 2025	Dec. 31, 2025
LifeX 2065 Inflation-Protected Longevity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name				LifeX 2065 Inflation-Protected Longevity Income ETF NAV
Accumulated Value	$ 10,339	$ 10,000
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes Index
Accumulated Value	$ 10,719	$ 10,000